Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Geographical
Revenue	$ 1,219.0	$ 1,315.7
Royalty, stream and working interests	4,027.1	4,927.5
Investments	254.5	227.2
Oil and gas well equipment	5.8	5.6
Panama
Geographical
Revenue	248.9	223.3
Royalty, stream and working interests		1,219.7
Peru
Geographical
Revenue	194.3	186.0
Royalty, stream and working interests	702.6	769.6
Chile
Geographical
Revenue	136.1	128.8
Royalty, stream and working interests	539.1	469.0
Brazil
Geographical
Revenue	35.1	40.7
Royalty, stream and working interests	726.2	476.1
Other
Geographical
Revenue	73.1	81.0
Royalty, stream and working interests	139.1	138.8
United States
Geographical
Revenue	208.0	327.5
Royalty, stream and working interests	1,109.1	1,143.3
Canada
Geographical
Revenue	177.1	205.9
Royalty, stream and working interests	658.8	542.6
Investments	279.3	227.2
Rest of World
Geographical
Revenue	146.4	122.5
Royalty, stream and working interests	$ 152.2	$ 168.4